CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - UNAUDITED - USD ($)	Common Stock	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	$ 133,568,636		$ (348,860)	$ (165,199,194)	$ 7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Stock-based compensation		100,504				100,504
Issuance of share capital related to financing, net of issuance costs	$ 8,098,632	(970,013)				7,128,619
Issuance of share capital related to financing, net of issuance costs (in shares)	627,029,600
Comprehensive income (loss)				(222,725)	(3,745,407)	(3,968,132)
Shareholders' Equity at Mar. 31, 2020	$ 40,085,648	132,699,127		(571,585)	(168,944,601)	3,268,589
Shareholders' Equity (in shares) at Mar. 31, 2020	2,872,895,513
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Comprehensive income (loss)						(11,453,984)
Shareholders' Equity at Jun. 30, 2020	$ 46,578,543	136,380,909		(617,622)	(176,384,416)	5,957,414
Shareholders' Equity (in shares) at Jun. 30, 2020	3,386,573,113
Shareholders' Equity at Dec. 31, 2019	$ 31,987,016	133,568,636		(348,860)	(165,199,194)	7,598
Shareholders' Equity (in shares) at Dec. 31, 2019	2,245,865,913
Shareholders' Equity at Dec. 31, 2020	$ 384,733	139,734,651	$ 52,193,811	(648,065)	(182,280,811)	9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Shareholders' Equity at Mar. 31, 2020	$ 40,085,648	132,699,127		(571,585)	(168,944,601)	3,268,589
Shareholders' Equity (in shares) at Mar. 31, 2020	2,872,895,513
Stock-based compensation		63,330				63,330
Issuance of share capital related to financing, net of issuance costs	$ 5,953,175	3,230,671				9,183,847
Issuance of share capital related to financing, net of issuance costs (in shares)	471,666,700
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital	$ 523,778	376,222				900,000
Issuance of share capital for entering into 2020 Purchase Agreement with Aspire Capital (in shares)	40,760,900
Exercise of warrants	$ 15,941	11,559				27,500
Exercise of warrants (in shares)	1,250,000
Comprehensive income (loss)				(46,037)	(7,439,815)	(7,485,852)
Shareholders' Equity at Jun. 30, 2020	$ 46,578,543	136,380,909		(617,622)	(176,384,416)	5,957,414
Shareholders' Equity (in shares) at Jun. 30, 2020	3,386,573,113
Shareholders' Equity at Dec. 31, 2020	$ 384,733	139,734,651	52,193,811	(648,065)	(182,280,811)	9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Stock-based compensation		84,892				84,892
Comprehensive income (loss)				306,097	(5,838,501)	(5,532,404)
Shareholders' Equity at Mar. 31, 2021	$ 384,733	139,819,543	52,193,811	(341,968)	(188,119,312)	3,936,807
Shareholders' Equity (in shares) at Mar. 31, 2021	3,847,331,923
Shareholders' Equity at Dec. 31, 2020	$ 384,733	139,734,651	52,193,811	(648,065)	(182,280,811)	9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Comprehensive income (loss)						(9,956,857)
Shareholders' Equity at Jun. 30, 2021	$ 396,498	141,883,409	52,193,811	(420,086)	(192,465,647)	1,587,985
Shareholders' Equity (in shares) at Jun. 30, 2021	3,964,979,023
Shareholders' Equity at Mar. 31, 2021	$ 384,733	139,819,543	52,193,811	(341,968)	(188,119,312)	3,936,807
Shareholders' Equity (in shares) at Mar. 31, 2021	3,847,331,923
Stock-based compensation		82,102				82,102
Issuance of share capital related to financing, net of issuance costs	$ 11,765	1,981,764				1,993,529
Issuance of share capital related to financing, net of issuance costs (in shares)	117,647,100
Comprehensive income (loss)				(78,118)	(4,346,335)	(4,424,453)
Shareholders' Equity at Jun. 30, 2021	$ 396,498	$ 141,883,409	$ 52,193,811	$ (420,086)	$ (192,465,647)	$ 1,587,985
Shareholders' Equity (in shares) at Jun. 30, 2021	3,964,979,023